T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Cost and value in $000s)
ARGENTINA 1.3%
Convertible Bonds 0.1%
MercadoLibre, 2.00%, 8/15/28 (USD)	200,000	259
		259
Corporate Bonds 1.2%
Telecom Argentina, 6.50%, 6/15/21 (USD)	1,550,000	1,320
YPF, 8.50%, 3/23/21 (USD)	2,410,000	1,646
		2,966
Total Argentina (Cost $4,125)		3,225

BRAZIL 13.0%
Corporate Bonds 13.0%
Azul Investments, 5.875%, 10/26/24 (USD)	2,080,000	1,162
Banco BTG Pactual, VR, 7.75%, 2/15/29 (USD) (1)(2)	3,325,000	2,860
Banco do Brasil, VR, 9.00% (USD) (2)(3)	3,300,000	3,169
Braskem Finance, 7.375% (USD) (3)	1,515,000	1,303
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)	2,100,000	1,680
BRF, 4.35%, 9/29/26 (USD)	1,975,000	1,697
BRF, 4.875%, 1/24/30 (USD)	450,000	380
Centrais Eletricas Brasileiras, 4.625%, 2/4/30 (USD) (1)	3,895,000	3,465
Cosan, 5.50%, 9/20/29 (USD)	2,900,000	2,378
Cosan Overseas, 8.25% (USD) (3)	750,000	676
CSN Resources, 7.625%, 2/13/23 (USD)	2,700,000	1,893
CSN Resources, 7.625%, 2/13/23 (USD) (1)	750,000	526
Globo Comunicacao e Participacoes, 4.843%, 6/8/25 (USD)	800,000	732
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)
(1)	325,000	280
Globo Comunicacao e Participacoes, 5.125%, 3/31/27 (USD)	3,825,000	3,429
Itau Unibanco Holding, VR, 6.50% (USD) (1)(2)(3)	2,450,000	2,340
Minerva Luxembourg, 6.50%, 9/20/26 (USD)	2,800,000	2,573
Oi, 10.00%, 7/27/25 (USD) (4)	890,000	615

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Suzano Austria, 6.00%, 1/15/29 (USD)	2,490,000	2,343
Total Brazil (Cost $40,095)		33,501

CHILE 5.1%
Convertible Bonds 0.6%
Liberty Latin America, 2.00%, 7/15/24 (USD) (1)	1,800,000	1,427
		1,427
Corporate Bonds 4.5%
AES Gener, VR, 7.125%, 3/26/79 (USD) (1)(2)	2,900,000	2,285
AES Gener, VR, 7.125%, 3/26/79 (USD) (2)	400,000	315
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1)	1,270,000	1,096
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD) (1)	556,000	445
Celulosa Arauco y Constitucion, 5.50%, 4/30/49 (USD)	300,000	240
Empresa Nacional de Telecomunicaciones, 4.75%, 8/1/26
(USD)	375,000	357
Empresa Nacional de Telecomunicaciones, 4.875%, 10/30/24
(USD)	1,750,000	1,688
Enel Americas, 4.00%, 10/25/26 (USD)	2,305,000	2,173
Enel Chile, 4.875%, 6/12/28 (USD)	2,010,000	1,999
Latam Finance, 7.00%, 3/1/26 (USD) (1)	2,075,000	957
		11,555
Total Chile (Cost $16,152)		12,982

CHINA 14.5%
Corporate Bonds 14.5%
21Vianet Group, 7.875%, 10/15/21 (USD)	1,350,000	1,147
Agile Group Holdings, 8.50%, 7/18/21 (USD)	1,575,000	1,583
China Evergrande Group, 6.25%, 6/28/21 (USD)	2,540,000	2,210
China Evergrande Group, 9.50%, 4/11/22 (USD)	1,475,000	1,213
China Oil & Gas Group, 5.50%, 1/25/23 (USD)	2,346,000	2,123
CIFI Holdings Group, 6.00%, 7/16/25 (USD)	505,000	444
CIFI Holdings Group, 6.45%, 11/7/24 (USD)	300,000	274

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
CIFI Holdings Group, 7.625%, 2/28/23 (USD)	3,050,000	2,943
Country Garden Holdings, 6.15%, 9/17/25 (USD)	200,000	193
Country Garden Holdings, 7.25%, 4/8/26 (USD)	1,700,000	1,683
Country Garden Holdings, 8.00%, 1/27/24 (USD)	1,442,000	1,482
Easy Tactic, 8.125%, 2/27/23 (USD)	250,000	216
Easy Tactic, 9.125%, 7/28/22 (USD)	1,711,000	1,565
Fufeng Group, 5.875%, 8/28/21 (USD)	1,450,000	1,521
Golden Eagle Retail Group, 4.625%, 5/21/23 (USD)	1,575,000	1,400
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)	2,145,000	2,006
Kaisa Group Holdings, 11.25%, 4/9/22 (USD)	2,100,000	1,869
Longfor Group Holdings, 4.50%, 1/16/28 (USD)	990,000	1,000
Shimao Property Holdings, 4.75%, 7/3/22 (USD)	450,000	444
Shimao Property Holdings, 5.20%, 1/30/25 (USD)	1,575,000	1,488
Shimao Property Holdings, 5.60%, 7/15/26 (USD)	1,020,000	977
Shimao Property Holdings, 6.125%, 2/21/24 (USD)	686,000	679
Times China Holdings, 6.25%, 1/17/21 (USD)	400,000	393
Times China Holdings, 6.75%, 7/16/23 (USD)	2,950,000	2,677
Times China Holdings, 7.625%, 2/21/22 (USD)	600,000	581
Yanlord Land HK, 6.75%, 4/23/23 (USD)	845,000	786
Yanlord Land HK, 6.80%, 2/27/24 (USD)	2,150,000	1,930
Yuzhou Properties, 6.00%, 1/25/22 (USD)	450,000	410
Yuzhou Properties, 7.70%, 2/20/25 (USD)	800,000	664
Yuzhou Properties, 7.90%, 5/11/21 (USD)	925,000	907
Yuzhou Properties, 8.375%, 10/30/24 (USD)	660,000	581
Total China (Cost $41,100)		37,389

COLOMBIA 1.8%
Corporate Bonds 1.8%
Banco de Bogota, 4.375%, 8/3/27 (USD)	3,355,000	3,024
Bancolombia, VR, 4.625%, 12/18/29 (USD) (2)	1,935,000	1,708
Total Colombia (Cost $5,467)		4,732

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

CONGO 0.8%
Corporate Bonds 0.8%
HTA Group, 9.125%, 3/8/22 (USD)	2,200,000	2,063
Total Congo (Cost $2,055)		2,063
COSTA RICA 0.4%
Government Bonds 0.4%
Instituto Costarricense de Electricidad, 6.375%, 5/15/43 (USD)	1,525,000	968
Total Costa Rica (Cost $1,272)		968
EGYPT 1.0%
Government Bonds 1.0%
Arab Republic of Egypt, 5.875%, 6/11/25 (USD)	1,550,000	1,399
Arab Republic of Egypt, 6.20%, 3/1/24 (USD) (1)	975,000	912
Arab Republic of Egypt, 6.20%, 3/1/24 (USD)	400,000	374
Total Egypt (Cost $3,067)		2,685
HONG KONG 2.6%
Corporate Bonds 2.6%
Bank of East Asia, VR, 5.625% (USD) (2)(3)	3,050,000	2,922
Metropolitan Light, 5.50%, 11/21/22 (USD)	1,850,000	1,747
Metropolitan Light, 5.50%, 11/21/22 (USD) (1)	1,507,000	1,422
PCPD Capital, 4.75%, 3/9/22 (USD)	540,000	540
Total Hong Kong (Cost $7,078)		6,631
INDIA 6.6%
Corporate Bonds 6.6%
ABJA Investment, 5.45%, 1/24/28 (USD)	2,960,000	2,207
ABJA Investment, 5.95%, 7/31/24 (USD)	200,000	167
Adani Electricity Mumbai, 3.949%, 2/12/30 (USD) (1)	2,300,000	1,912

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Adani Ports & Special Economic Zone, 4.375%, 7/3/29 (USD)	2,550,000	2,206
Bharti Airtel, 4.375%, 6/10/25 (USD)	450,000	418
Bharti Airtel International Netherlands, 5.125%, 3/11/23 (USD)	750,000	739
Greenko Dutch, 4.875%, 7/24/22 (USD) (1)	1,725,000	1,536
HPCL-Mittal Energy, 5.25%, 4/28/27 (USD)	710,000	535
HPCL-Mittal Energy, 5.45%, 10/22/26 (USD)	620,000	487
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD) (1)	550,000	476
HT Global IT Solutions Holdings, 7.00%, 7/14/21 (USD)	600,000	519
JSW Steel, 5.95%, 4/18/24 (USD)	395,000	292
Network i2i, VR, 5.65% (USD) (2)(3)	2,120,000	1,716
Shriram Transport Finance, 5.10%, 7/16/23 (USD) (1)	3,275,000	2,293
Tata Motors, 5.75%, 10/30/24 (USD)	200,000	167
Tata Motors, 5.875%, 5/20/25 (USD)	400,000	319
TML Holdings, 5.75%, 5/7/21 (USD)	1,150,000	1,110
Total India (Cost $20,652)		17,099

INDONESIA 4.2%
Corporate Bonds 4.2%
Adaro Indonesia, 4.25%, 10/31/24 (USD)	1,565,000	1,286
Bank Tabungan Negara Persero, 4.20%, 1/23/25 (USD)	2,240,000	1,971
Listrindo Capital, 4.95%, 9/14/26 (USD)	1,100,000	966
Pakuwon Prima, 5.00%, 2/14/24 (USD)	935,000	795
Perusahaan Listrik Negara, 4.125%, 5/15/27 (USD)	1,300,000	1,264
Perusahaan Listrik Negara, 4.875%, 7/17/49 (USD) (1)	325,000	314
Perusahaan Listrik Negara, 5.45%, 5/21/28 (USD) (1)	425,000	446
TBG Global, 5.25%, 2/10/22 (USD)	900,000	864
Theta Capital, 8.125%, 1/22/25 (USD)	1,566,000	1,151
Tower Bersama Infrastructure, 4.25%, 1/21/25 (USD)	1,900,000	1,710
Total Indonesia (Cost $11,799)		10,767

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
ISRAEL 3.8%
Corporate Bonds 3.8%
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (USD) (1)(2)	3,100,000	2,848
Israel Chemicals, 6.375%, 5/31/38 (USD) (1)	1,850,000	2,024
Teva Pharmaceutical Finance Netherlands III, 2.80%, 7/21/23
(USD)	3,518,000	3,219
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46
(USD)	350,000	252
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)	600,000	591
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)	295,000	286
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25
(USD) (1)	560,000	549
Total Israel (Cost $10,116)		9,769

JAMAICA 0.3%
Corporate Bonds 0.3%
Digicel, 6.00%, 4/15/21 (USD)	1,400,000	810
Total Jamaica (Cost $1,181)		810

KAZAKHSTAN 0.7%
Corporate Bonds 0.7%
Tengizchevroil Finance International, 4.00%, 8/15/26 (USD)	1,900,000	1,811
Total Kazakhstan (Cost $1,930)		1,811

KUWAIT 3.4%
Corporate Bonds 3.4%
Equate Petrochemical, 4.25%, 11/3/26 (USD) (1)	1,635,000	1,558
Equate Petrochemical, 4.25%, 11/3/26 (USD)	875,000	833
Kuwait Projects, 4.229%, 10/29/26 (USD)	3,300,000	3,102
NBK Tier 1 Financing 2, VR, 4.50% (USD) (1)(2)(3)	3,405,000	3,218
Total Kuwait (Cost $9,478)		8,711

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

MACAO 0.9%
Corporate Bonds 0.9%
MGM China Holdings, 5.375%, 5/15/24 (USD) (1)	2,500,000	2,373
Total Macao (Cost $2,477)		2,373

MALAYSIA 1.9%
Corporate Bonds 1.9%
Axiata Spv2, 4.357%, 3/24/26 (USD)	590,000	642
Gohl Capital, 4.25%, 1/24/27 (USD)	1,900,000	1,577
TNB Global Ventures Capital, 3.244%, 10/19/26 (USD)	2,675,000	2,744
Total Malaysia (Cost $5,300)		4,963

MEXICO 4.1%
Corporate Bonds 3.3%
Axtel, 6.375%, 11/14/24 (USD) (1)	2,050,000	1,705
Banco Santander Mexico, VR, 8.50% (USD) (2)(3)	450,000	466
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2)	650,000	543
BBVA Bancomer, VR, 5.35%, 11/12/29 (USD) (2)	500,000	459
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (1)(2)	2,400,000	2,016
Cemex, 5.45%, 11/19/29 (USD)	1,993,000	1,625
Cemex, 6.125%, 5/5/25 (USD)	207,000	185
Mexico City Airport Trust, 3.875%, 4/30/28 (USD)	1,900,000	1,613
		8,612
Government Bonds 0.8%
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)	2,800,000	2,096
		2,096
Total Mexico (Cost $12,039)		10,708

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
MONGOLIA 0.1%
Corporate Bonds 0.1%
Mongolian Mining, 9.25%, 4/15/24 (USD)	400,000	264
Total Mongolia (Cost $375)		264
OMAN 1.8%
Corporate Bonds 1.8%
Lamar Funding, 3.958%, 5/7/25 (USD)	1,200,000	872
OmGrid Funding, 5.196%, 5/16/27 (USD)	2,280,000	1,681
Oztel Holdings, 5.625%, 10/24/23 (USD)	1,500,000	1,205
Oztel Holdings, 6.625%, 4/24/28 (USD)	1,050,000	764
Total Oman (Cost $6,186)		4,522
PANAMA 1.2%
Corporate Bonds 1.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1)	400,000	348
C&W Senior Financing, 7.50%, 10/15/26 (USD) (1)	1,925,000	1,777
Sable International Finance, 5.75%, 9/7/27 (USD) (1)	1,120,000	1,017
Total Panama (Cost $3,579)		3,142
PARAGUAY 0.6%
Corporate Bonds 0.6%
Telefonica Celular del Paraguay, 5.875%, 4/15/27 (USD) (1)	1,625,000	1,480
Total Paraguay (Cost $1,726)		1,480
PERU 1.0%
Corporate Bonds 1.0%
Nexa Resources, 5.375%, 5/4/27 (USD)	3,200,000	2,491
Total Peru (Cost $3,190)		2,491

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
PHILIPPINES 2.6%
Corporate Bonds 2.6%
AC Energy Finance International, 5.65%, 6/4/68 (USD) (3)	1,461,000	1,410
AYC Finance, 5.125% (USD) (3)	800,000	748
ICTSI Treasury, 4.625%, 1/16/23 (USD)	200,000	204
ICTSI Treasury, 5.875%, 9/17/25 (USD)	3,100,000	3,324
SM Investments, 4.875%, 6/10/24 (USD)	950,000	997
Total Philippines (Cost $6,818)		6,683

ROMANIA 0.7%
Corporate Bonds 0.7%
RCS & RDS, 2.50%, 2/5/25 (EUR) (1)	1,900,000	1,889
Total Romania (Cost $2,094)		1,889

RUSSIA 0.8%
Corporate Bonds 0.8%
GTLK Europe Capital, 5.95%, 4/17/25 (USD)	2,140,000	2,050
Total Russia (Cost $2,239)		2,050

SAUDI ARABIA 1.6%
Corporate Bonds 0.9%
Samba Funding, 2.75%, 10/2/24 (USD)	2,600,000	2,386
		2,386
Government Bonds 0.7%
Saudi Arabian Oil, 2.875%, 4/16/24 (USD)	500,000	487
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (1)	1,275,000	1,269
		1,756
Total Saudi Arabia (Cost $4,403)		4,142

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
SERBIA 0.8%
Corporate Bonds 0.8%
United Group, 3.125%, 2/15/26 (EUR) (1)	1,300,000	1,216
United Group, 4.875%, 7/1/24 (EUR) (1)	450,000	450
United Group, 4.875%, 7/1/24 (EUR)	525,000	526
Total Serbia (Cost $2,563)		2,192
SOUTH AFRICA 2.2%
Corporate Bonds 2.2%
FirstRand Bank, VR, 6.25%, 4/23/28 (USD) (2)	2,075,000	1,872
MTN Mauritius Investments, 6.50%, 10/13/26 (USD)	2,350,000	2,261
Standard Bank Group, VR, 5.95%, 5/31/29 (USD) (2)	1,600,000	1,448
Total South Africa (Cost $6,366)		5,581
SOUTH KOREA 1.0%
Corporate Bonds 1.0%
Shinhan Bank, 4.50%, 3/26/28 (USD)	600,000	631
Shinhan Bank, VR, 3.875%, 12/7/26 (USD) (2)	1,900,000	1,890
Total South Korea (Cost $2,612)		2,521
THAILAND 2.2%
Corporate Bonds 2.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (1)(2)	2,455,000	2,194
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2)	1,300,000	1,162
Indorama Ventures Global Services, 4.375%, 9/12/24 (USD)	2,400,000	2,358
Total Thailand (Cost $6,270)		5,714
TURKEY 1.4%
Corporate Bonds 1.4%
Akbank, 5.125%, 3/31/25 (USD)	1,225,000	998
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD) (1)	995,000	942

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)
Turk Telekomunikasyon, 6.875%, 2/28/25 (USD)	800,000	758
Turkiye Garanti Bankasi, 5.875%, 3/16/23 (USD)	1,000,000	932
Total Turkey (Cost $4,097)		3,630

UKRAINE 1.7%
Corporate Bonds 1.7%
Kernel Holding, 8.75%, 1/31/22 (USD)	1,200,000	1,038
MHP, 7.75%, 5/10/24 (USD)	1,255,000	1,068
Ukraine Railways Via Rail Capital Markets, 8.25%, 7/9/24 (USD)	600,000	511
VF Ukraine PAT via VFU Funding, 6.20%, 2/11/25 (USD) (1)	2,250,000	1,890
Total Ukraine (Cost $5,236)		4,507

UNITED ARAB EMIRATES 5.2%
Corporate Bonds 5.2%
Acwa Power Management & Investments One, 5.95%, 12/15/39
(USD)	2,008,000	1,827
ADES International Holding, 8.625%, 4/24/24 (USD)	200,000	157
DP World Crescent, 4.848%, 9/26/28 (USD)	2,100,000	1,917
Emirates Airline, 4.50%, 2/6/25 (USD)	3,642,777	3,495
Emirates NBD Bank, VR, 6.125% (USD) (2)(3)	3,820,000	3,269
MAF Global Securities, VR, 6.375% (USD) (2)(3)	2,524,000	1,939
Ruwais Power, 6.00%, 8/31/36 (USD)	700,000	819
Total United Arab Emirates (Cost $15,837)		13,423

UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (5)(6)	758	—
		—
Corporate Bonds 0.0%
Mriya Farming, EC, 0.50%, 12/31/25 (USD) (1)(6)	320,000	5
		5
Total United Kingdom (Cost $—)		5

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

	Par/Shares	$ Value
(Cost and value in $000s)

UNITED STATES 1.9%
Bank Loans 0.8% (7)
LCPR Loan Financing, FRN, 1M USD LIBOR + 5.00%, 5.705%,
10/15/26	2,145,000	1,965
		1,965
Corporate Bonds 1.1%
Kosmos Energy, 7.125%, 4/4/26 (1)	1,205,000	651
Kosmos Energy, 7.125%, 4/4/26	1,250,000	675
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1)	1,665,000	1,638
		2,964
Total United States (Cost $6,367)		4,929

VIETNAM 1.0%
Corporate Bonds 1.0%
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD) (1)	1,330,000	1,133
Mong Duong Finance Holdings, 5.125%, 5/7/29 (USD)	1,675,000	1,426
Total Vietnam (Cost $3,062)		2,559

SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 0.95% (8)(9)	5,532,106	5,532
Total Short-Term Investments (Cost $5,532)		5,532

Total Investments in Securities 96.3%
(Cost $283,935)		$248,443
Other Assets Less Liabilities 3.7%		9,468
Net Assets 100.0%		$257,911

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $59,182 and represents 22.9% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing
(6)	Level 3 in fair value hierarchy.
(7)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(8)	Seven-day yield
(9)	Affiliated Companies
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain[; when presented, interest rate and maturity date are those of the original security].
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

(Amounts In 000s)

FORWARD CURRENCY EXCHANGE CONTRACTS

				Unrealized
Counterparty	Settlement	Receive		Deliver	Gain/(Loss)
Goldman Sachs	5/22/20	USD	223	EUR 202	$ —
JPMorgan Chase	5/22/20	EUR	297	USD328	1
RBC Dominion Securities	5/22/20	EUR	355	USD404	(12)
State Street	5/22/20	EUR	223	USD243	3
State Street	5/22/20	USD	4,585	EUR4,202	(59)
Net unrealized gain (loss) on open forward
currency exchange contracts					$ (67)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 24 U. S. Treasury Notes ten year contracts	6/20	(3,329)	$(30)
Long, 35 Ultra U. S. Treasury Bonds contracts	6/20	7,766	750
Net payments (receipts) of variation margin to date			(829)

Variation margin receivable (payable) on open futures contracts			$(109)

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government
Reserve Fund	$	—#	$—	$36	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	3/31/20
T. Rowe Price Government
Reserve Fund	$17,042	¤	¤	$5,532	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $36 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $5,532.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Bond Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and

T. ROWE PRICE EMERGING MARKETS CORPORATE BOND FUND

unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$11,156	$—	$11,156
Common Stocks	—	—	—	—
Corporate Bonds	—	231,750	5	231,755
Short-Term Investments	5,532	—	—	5,532
Total Securities	5,532	242,906	5	248,443
Forward Currency Exchange Contracts	—	4	—	4
Total	$5,532	$242,910	$5	$248,447
Liabilities
Forward Currency Exchange Contracts	$—	$71	$—	$71
Futures Contracts	109	—	—	109
Total	$109	$71	$—	$180

[1] Includes Bank Loans, Convertible Bonds, Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(4,000) for the period ended March 31, 2020.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/20	Period	3/31/20
Investment in Securities

Common Stocks	$–	$–	$–
Corporate Bonds	9	(4)	5
Total	$9	$(4)	$5